Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended			24 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Earnings Per Share.
Net income	$ 36,866	$ 32,444	$ 262,344	$ 108,459	$ (23,930)
Participating basic earnings	(22)
Basic earnings (loss) attributable to common stockholders	36,844	32,444
Diluted earnings (loss) attributable to common stockholders	$ 36,844	$ 32,444
Antidilutive shares excluded from EPS	10,402,695
Weighted average common shares outstanding:
Weighted average common shares outstanding - basic (in shares)	133,002,000	132,923,000	132,923,000	132,923,000	132,923,000
Weighted average common shares outstanding - diluted (in shares)	133,002,000	132,923,000	133,074,000	132,923,000	132,923,000
Net income (loss) per common share:
Basic (in dollars per share)	$ 0.28	$ 0.24	$ 1.97	$ 0.82	$ (0.18)
Diluted (in dollars per share)	$ 0.28	$ 0.24	$ 1.97	$ 0.82	$ (0.18)
Antidilutive performance stock units
Earnings Per Share.
Antidilutive shares excluded from EPS	10,349,975
Antidilutive performance stock units
Earnings Per Share.
Antidilutive shares excluded from EPS	4,796
Antidilutive stock options
Earnings Per Share.
Antidilutive shares excluded from EPS	47,924
Warrants
Earnings Per Share.
Antidilutive shares excluded from EPS			10,349,975			0